Income Taxes (Income Tax Provision Based on Earnings from Continuing Operations before Income Taxes) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
U.S.	$ 46.6	$ 52.4	$ 27.3
Non-U.S.	84.8	61.9	46.3
Earnings from continuing operations before income taxes	$ 131.4	$ 114.3	$ 73.6